Acquisition (Tables) - Weiliantong [Member]	12 Months Ended
Dec. 31, 2023
Acquisition [Abstract]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities	The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.
Amount
RMB
Cash acquired	9,497
Accounts receivable, net	937
Prepaid expenses and other current assets	893
Deferred tax assets-current	6,163
17,490

Property and equipment, net	163
Intangible assets, net	190,021
Long term deposits and other non-current assets	136
Goodwill	75,742
Total assets	283,552

Current liabilities	101,594
Total liabilities	101,594
Total consideration	181,958

Amount
RMB
Cash acquired	168
Accounts receivable, net	97
Prepaid expenses and other current assets	15
Amounts due from related parties	6,563
6,843

Intangible assets, net	100
Goodwill	4,971
Total assets	11,914

Current liabilities	11,814
Total liabilities	11,814
Total consideration	100
	Amount
	RMB	US$
Cash acquired	212	30
Prepaid expenses and other current assets	104	15
	316	45

Property and equipment, net	270	38
Goodwill	9,686	1,364
Total assets	10,272	1,447

Current liabilities	303	42
Non-current liabilities	3,165	446
Total liabilities	3,468	488
10% Equity Value with non-controlling interests	(288)	(41)
Total consideration	7,092	1,000

Schedule of Pro Forma Results of Operations	The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period:
For the Year ended December 31, 2021
RMB
Pro forma revenue	1,860,448
Pro forma gross profit	332,864
Pro forma income from operations	179,664
Pro forma net income	184,552